Supplemental Financial Information (Other Assets, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Abstract]
Intangible assets	$ 83.8	$ 143.3
Unbilled reimbursable receivables	51.9	77.1
Prepaid taxes on intercompany transfers of property	50.2	58.3
Warranty and Other Claim Receivables	30.6	30.6
Supplemental executive retirement plan assets	37.7	29.8
Deferred mobilization costs	59.1	45.2
Deferred tax assets	25.2	19.3
Wreckage and debris removal receivables	0.5	13.2
Other	13.7	5.0
Other assets, net	$ 352.7	$ 421.8